Shareholder Report, Holdings (Details)	Sep. 30, 2025
C000234952 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234952 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234952 | Copa Holdings, S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234952 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234952 | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234952 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234952 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234952 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234952 | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234952 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234952 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234952 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234952 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234952 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234952 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234952 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234952 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234952 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234952 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234952 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000234952 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000234952 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000234953 | CSX Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000234953 | Greenbrier Companies, Inc. (The)
Holdings [Line Items]
Percent of Net Asset Value	2.10%
C000234953 | Copa Holdings, S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234953 | Medtronic PLC
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234953 | Sysco Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000234953 | PepsiCo, Inc.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
C000234953 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000234953 | Genuine Parts Co.
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234953 | MPLX LP
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234953 | Accenture PLC
Holdings [Line Items]
Percent of Net Asset Value	1.50%
C000234953 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	0.70%
C000234953 | Materials
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000234953 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000234953 | Communications
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000234953 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000234953 | Technology
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000234953 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000234953 | Energy
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000234953 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000234953 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	16.00%
C000234953 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	18.20%
C000234953 | Financials
Holdings [Line Items]
Percent of Net Asset Value	24.00%
C000221920 | M98068105 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221920 | 0797379 | Serco Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221920 | BZ57390 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221920 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | BQXQY26 | OceanaGold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221920 | BMTRW10 | B&M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | 5263574 | FLSmidth & Co. A/S
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221920 | 0673123 | Associated British Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221920 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221920 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221920 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221920 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221920 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221920 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221920 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221920 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221920 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221920 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221920 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221920 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221920 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221920 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221920 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221920 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221920 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221920 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221920 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221920 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221920 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221920 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221920 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221920 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221920 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000221920 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221920 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221920 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221920 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221920 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221919 | M98068105 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221919 | 0797379 | Serco Group PLC
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221919 | BZ57390 | ING Groep NV
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000221919 | 5889505 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | BQXQY26 | OceanaGold Corp.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221919 | BMTRW10 | B&M European Value Retail SA
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | 5263574 | FLSmidth & Co. A/S
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221919 | 0673123 | Associated British Foods PLC
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221919 | Philippines
Holdings [Line Items]
Percent of Net Asset Value	0.30%
C000221919 | Faroe Islands
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221919 | Panama
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221919 | Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.60%
C000221919 | Belgium
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000221919 | Denmark
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | Australia
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221919 | Israel
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221919 | Austria
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221919 | Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221919 | Brazil
Holdings [Line Items]
Percent of Net Asset Value	0.00%
C000221919 | Mexico
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000221919 | Switzerland
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221919 | Japan
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221919 | Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	6.10%
C000221919 | Netherlands
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221919 | Germany
Holdings [Line Items]
Percent of Net Asset Value	6.70%
C000221919 | United States
Holdings [Line Items]
Percent of Net Asset Value	8.30%
C000221919 | France
Holdings [Line Items]
Percent of Net Asset Value	9.30%
C000221919 | Canada
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221919 | United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221919 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	7.30%
C000221919 | Materials
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221919 | Communications
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221919 | Technology
Holdings [Line Items]
Percent of Net Asset Value	13.20%
C000221919 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	17.80%
C000221919 | Energy
Holdings [Line Items]
Percent of Net Asset Value	5.40%
C000221919 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	8.20%
C000221919 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	9.90%
C000221919 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221919 | Financials
Holdings [Line Items]
Percent of Net Asset Value	6.40%
C000221922 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221922 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221922 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221922 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221922 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221922 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221922 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221922 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221922 | 45662N103 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221922 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221922 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221922 | Long_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221922 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221922 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221922 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221922 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221922 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000221922 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221922 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221922 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221922 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000221921 | 594918104 | Microsoft Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000221921 | 02079K305 | Alphabet, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000221921 | 023135106 | Amazon.com, Inc.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221921 | 478160104 | Johnson & Johnson
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221921 | 30303M102 | Meta Platforms, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221921 | 172967424 | Citigroup, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221921 | 883556102 | Thermo Fisher Scientific, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221921 | 084670702 | Berkshire Hathaway, Inc., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221921 | 45662N103 | Infineon Technologies AG
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000221921 | 09857L108 | Booking Holdings, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.30%
C000221921 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221921 | Long_Equity Option
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000221921 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	3.30%
C000221921 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000221921 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221921 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	11.70%
C000221921 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	12.20%
C000221921 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	12.60%
C000221921 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	13.40%
C000221921 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000221921 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000246925 | Royal Caribbean Group, 6.25, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246925 | United States Treasury Note/Bond, 4.625, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | United States Treasury Note, 4.375, 2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | Oaktree Strategic Credit Fund, 8.4, 2028-11-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | Cantor Fitzgerald LP, 7.2, 2028-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | Essent Group, Ltd., 6.25, 2029-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | Amer Sports, Inc., 6.75, 2031-02-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | Assured Guaranty US Holdings, Inc., 6.679, 2066-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | Antares Holdings LP, 6.25, 2029-10-23
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | EQT Corp., 7.5, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246925 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246925 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246925 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246925 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246925 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246925 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246925 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246925 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246925 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246925 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000246925 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000246925 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246925 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246925 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000246926 | Royal Caribbean Group, 6.25, 2032-03-15
Holdings [Line Items]
Percent of Net Asset Value	1.30%
C000246926 | United States Treasury Note/Bond, 4.625, 2026-11-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | United States Treasury Note, 4.375, 2026-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | Oaktree Strategic Credit Fund, 8.4, 2028-11-14
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | Cantor Fitzgerald LP, 7.2, 2028-12-12
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | Essent Group, Ltd., 6.25, 2029-07-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | Amer Sports, Inc., 6.75, 2031-02-16
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | Assured Guaranty US Holdings, Inc., 6.679, 2066-12-15
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | Antares Holdings LP, 6.25, 2029-10-23
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | EQT Corp., 7.5, 2027-06-01
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000246926 | Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	2.20%
C000246926 | Materials
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000246926 | Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.40%
C000246926 | Communications
Holdings [Line Items]
Percent of Net Asset Value	1.80%
C000246926 | Real Estate
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000246926 | Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000246926 | Energy
Holdings [Line Items]
Percent of Net Asset Value	7.80%
C000246926 | Health Care
Holdings [Line Items]
Percent of Net Asset Value	2.40%
C000246926 | Industrials
Holdings [Line Items]
Percent of Net Asset Value	4.90%
C000246926 | Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	14.60%
C000246926 | Financials
Holdings [Line Items]
Percent of Net Asset Value	20.50%
C000246926 | Asset Backed Securities
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000246926 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000246926 | U.S. Government & Agencies
Holdings [Line Items]
Percent of Net Asset Value	30.80%
C000221924 | M98068105 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221924 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221924 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221924 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221924 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221924 | 92047W101 | Valvoline, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221924 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221924 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221924 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221924 | 384637104 | Graham Holdings Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221924 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221924 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221924 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221924 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221924 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000221924 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221924 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221924 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221924 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221924 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221924 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221924 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%
C000221923 | M98068105 | Wix.com Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221923 | 226718104 | Criteo S.A.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221923 | 011532108 | Alamos Gold, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	2.50%
C000221923 | 497266106 | Kirby Corp.
Holdings [Line Items]
Percent of Net Asset Value	4.50%
C000221923 | 443320106 | Hub Group, Inc., Class A
Holdings [Line Items]
Percent of Net Asset Value	3.80%
C000221923 | 92047W101 | Valvoline, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000221923 | 03820C105 | Applied Industrial Technologies, Inc.
Holdings [Line Items]
Percent of Net Asset Value	3.10%
C000221923 | 71377A103 | Performance Food Group Co.
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221923 | G0692U109 | Axis Capital Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.80%
C000221923 | 384637104 | Graham Holdings Co., Class B
Holdings [Line Items]
Percent of Net Asset Value	2.70%
C000221923 | Long_Materials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221923 | Long_Money Market Funds
Holdings [Line Items]
Percent of Net Asset Value	1.00%
C000221923 | Long_Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	11.10%
C000221923 | Long_Energy
Holdings [Line Items]
Percent of Net Asset Value	5.10%
C000221923 | Long_Industrials
Holdings [Line Items]
Percent of Net Asset Value	25.30%
C000221923 | Long_Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	16.50%
C000221923 | Long_Financials
Holdings [Line Items]
Percent of Net Asset Value	10.10%
C000221923 | Long_Communications
Holdings [Line Items]
Percent of Net Asset Value	3.00%
C000221923 | Long_Health Care
Holdings [Line Items]
Percent of Net Asset Value	7.50%
C000221923 | Long_Technology
Holdings [Line Items]
Percent of Net Asset Value	8.50%
C000221923 | Long_Real Estate
Holdings [Line Items]
Percent of Net Asset Value	1.10%
C000221923 | Long_Utilities
Holdings [Line Items]
Percent of Net Asset Value	1.20%